Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ (52,663)	$ 1,291,026	$ 3,408,788
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	12,463		12,463
Payment of operation costs through promissory note			45,200
Formation and operational costs paid through promissory note – related party	40,200
Interest earned on marketable securities held in Trust Account		(4,940,590)	(4,043,585)
Initial loss on forward purchase agreement liability		893,425
Change in fair value of forward purchase agreement liability		163,699
Other receivable		41,250	(41,250)
Prepaid expenses		(54,870)	(16,112)
Due from Sponsor			(4,466)
Short term prepaid insurance			(90,250)
Long-term prepaid insurance		45,125	(52,646)
Accrued expenses		2,016,929	458,624
Net cash used in operating activities		(544,006)	(323,234)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(231,150,000)
Net cash used in investing activities			(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			226,000,000
Proceeds from sale of Private Placements Warrants			6,850,000
Repayment of promissory note – related party			(233,127)
Payment of offering costs			(475,550)
Net cash provided by financing activities			232,141,323
Net Change in Cash		(544,006)	668,089
Cash – Beginning of period		668,089
Cash – End of period		124,083	668,089
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	251,891
Deferred offering costs paid through promissory note – related party	107,927		187,927
Deferred underwriting fee payable			10,720,000
Accretion of Class A ordinary shares to redemption value			21,063,682
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	12,537		$ 12,537
Prepaid services contributed by Sponsor through promissory note – related party	$ 5,000